UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/04

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT V, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah    Menlo Park, California     Feb 14, 2005
                  [Signature]               [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             38

Form 13F Information Table Value Total:                       $383,514
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                    FORM 13F
          NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT V, LLC
                                 as of 12/31/04

                                TITLE OF              VALUE     SHARES/       SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP    (X$1000)    PRN AMT       PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
----------------------          ------------------ ----------- ----------     ---  ----  ------- --------  --------  ------   ----
ADVANCED MEDICAL OPTICS INC.    COMM STK   00763M108    5,465      132,830    SH           SOLE              132,830     0      0
AKAMAI TECH. INC.               COMM STK   00971T101    5,129      393,650    SH           SOLE              393,650     0      0
ALTERA CORPORATION              COMM STK   021441100    7,028      339,530    SH           SOLE              339,530     0      0
ALTIRIS INC.                    COMM STK   02148M100   13,424      378,880    SH           SOLE              378,880     0      0
AMERITRADE                      COMM STK   03074K100    8,128      571,604    SH           SOLE              571,604     0      0
ASK JEEVES INC.                 COMM STK   045174109    9,214      344,440    SH           SOLE              344,440     0      0
AVOCENT CORPORATION             COMM STK   053893103   18,783      462,530    SH           SOLE              462,530     0      0
BROADCOM CORPORATION            COMM STK   111320107    4,765      147,620    SH           SOLE              147,620     0      0
CITRIX SYSTEMS, INC.            COMM STK   177376100   19,859      811,900    SH           SOLE              811,900     0      0
COGNIZANT TECH SOLUTIONS        COMM STK   192446102   10,414      246,030    SH           SOLE              246,030     0      0
CONOR MEDSYSTEMS INC.           COMM STK   208264101      165       11,900    SH           SOLE               11,900     0      0
DOUBLECLICK INC.                COMM STK   258609304    4,594      590,470    SH           SOLE              590,470     0      0
DRUGSTORE.COM                   COMM STK   262241102    1,702      500,634    SH           SOLE              500,634     0      0
EBAY INC.                       COMM STK   278642103    5,724       49,200    SH           SOLE               49,200     0      0
GUIDANT CORPORATION             COMM STK   401698105    8,868      123,000    SH           SOLE              123,000     0      0
INTERSIL HOLDINGS COMPANY       CL A       46069S109    4,769      285,390    SH           SOLE              285,390     0      0
MCAFEE INC.                     COMM STK   579064106   21,358      738,280    SH           SOLE              738,280     0      0
MEDIMMUNE INC.                  COMM STK   584699102   12,270      452,610    SH           SOLE              452,610     0      0
NATIONAL SEMICONDUCTOR          COMM STK   637640103    9,717      541,320    SH           SOLE              541,320     0      0
NEUROMETRIX, INC.               COMM STK   641255104    3,109      264,570    SH           SOLE              264,570     0      0
NUVASIVE INC.                   COMM STK   670704105    2,707      264,134    SH           SOLE              264,134     0      0
OPENWAVE SYSTEMS INC.           COMM STK   683718308   15,214      984,120    SH           SOLE              984,120     0      0
POLYCOM INC.                    COMM STK   73172K104   11,475      492,060    SH           SOLE              492,060     0      0
POWERDSINE LTD.                 COMM STK   M41415106    4,703      343,000    SH           SOLE              343,000     0      0
QUALCOMM INC.                   COMM STK   747525103   20,863      492,050    SH           SOLE              492,050     0      0
RSA SECURITY INC.               COMM STK   749719100    9,377      467,460    SH           SOLE              467,460     0      0
SIRF TECHNOLOGY HOLDINGS INC.   COMM STK   82967H101    6,259      492,060    SH           SOLE              492,060     0      0
SONUS NETWORKS INC.             COMM STK   835916107    2,864      499,810    SH           SOLE              499,810     0      0
SYMANTEC CORPORATION            COMM STK   871503108   17,745      688,840    SH           SOLE              688,840     0      0
TAIWAN SEMICONDUCTOR MFG. LTD.  SPNSRD ADR 874039100    9,861    1,161,510    SH           SOLE            1,161,510     0      0
TEVA PHARMACEUTICALS            COMM STK   881624209    4,775      159,920    SH           SOLE              159,920     0      0
TEXAS INSTRUMENTS INC.          COMM STK   882508104    8,724      354,360    SH           SOLE              354,360     0      0
UNITED MICROELECTRONICS CORP    SPNSRD ADR 910873207    8,470    2,399,563    SH           SOLE            2,399,563     0      0
VERISIGN INC.                   COMM STK   92343E102   36,367    1,082,340    SH           SOLE            1,082,340     0      0
VERTRUE INC.                    COMM STK   92534N101   13,939      369,054    SH           SOLE              369,054     0      0
WEBEX COMMUNICATIONS INC.       COMM STK   94767L109   17,552      738,120    SH           SOLE              738,120     0      0
XILINX                          COMM STK   983919101    7,008      236,190    SH           SOLE              236,190     0      0
YAHOO!                          COMM STK   984332106   11,124      295,210    SH           SOLE              295,210     0      0
                                                      ----------

GRAND TOTAL                                          $383,514